UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON DECEMBER 31, 2007, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MARCH 31, 2008.

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2007

Check here if Amendment           [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   MAY 14, 2008

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _2_

Form 13F Information Table Value Total:  $124348


List of Other Included Managers:  None

Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.


CAESARS ENTMT INC	    FRNT4/1	127687AB7	39663	29100000   SH	  DEFINED	     29100000	 0	 0
HARRAHS ENTMT INC	    COM	        413619107	84685	954195	   SH	  DEFINED	     954195	 0	 0



